Financial instruments and risk management (Schedule of Financial Instruments) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial assets:
Cash and cash equivalents	€ 312,437	€ 290,475	€ 390,250	€ 340,294
Pledged cash deposits	0	20,000
Accounts receivable	83,016	304,840
Derivative instruments designated in cash flow hedges	0	145
Financial liabilities:
Notes payable to banks	0	61,675
Accounts payable	44,837	151,761
Current portion of long-term debt	0	6,316
Long-term debt	€ 0	€ 12,632